Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses recognized property plant "and" equipment	$ 405,399	$ 13,192	$ 126,766	$ 992,273